SCHEDULE OF STOCK OPTION ACTIVITY (Details) - Employees Consultants and Advisors [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Options outstanding, balance beginning	1,442
Options outstanding, balance beginning	$ 1,002.00
Options outstanding, grants	8,322
Weighted-Average exercise price, grants	$ 25.23	$ 804
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period
Weighted-Average exercise price, exercised
Options outstanding, cancelled	1
Weighted-Average exercise price, cancelled	$ 40,400.00	$ 40,400
Options Outstanding, Balance Ending	9,765	1,442
Weighted-Average exercise price, balance ending	$ 173.61	$ 1,002.00
Options outstanding, exercised
Options outstanding, cancelled	(1)
Revision of Prior Period, Adjustment [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Options outstanding, balance beginning	1,443	3	1
Options outstanding, balance beginning		$ 465,558	$ 465,558
Options outstanding, grants		1,442	2
Weighted-Average exercise price, grants			$ 182,664
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period
Weighted-Average exercise price, exercised
Options outstanding, cancelled		2
Weighted-Average exercise price, cancelled
Options Outstanding, Balance Ending		1,443	3
Weighted-Average exercise price, balance ending			$ 465,558
Options outstanding, exercised
Options outstanding, cancelled		(2)